EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Disclosure of earnings per common share
Earnings Attributable to Common Shareholders

For the years ended December 31
($ millions)	2023	2022
Earnings	1,776	2,971
Dividends on preferred shares	(128)	(129)
Basic and diluted earnings attributable to common shareholders	1,648	2,842
Weighted Average Number of Common Shares

(In millions of shares, except as noted)	2023	2022
Issued common shares at January 1	550	550
Effect of shares repurchased	(1)	(2)
Effect of shares issued on exercise of options	1	5
Basic weighted average number of common shares at December 31	550	553

Dilutive effect of share options on issue(1)	1	1
Diluted weighted average number of common shares at December 31	551	554

Basic earnings per common share (dollars)	3.00	5.14
Diluted earnings per common share (dollars)	2.99	5.12
(1)    The average market value of Pembina's shares for purposes of calculating the dilutive effect of share options for the years ended December 31, 2023 and 2022 was based on quoted market prices for the period during which the options were outstanding.